Related Party Information	3 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Information

17. RELATED PARTY INFORMATION

CNH Industrial’s related parties are primarily Exor S.p.A. and the companies that Exor controls or has significant influence over, including Fiat Chrysler Autombiles N.V. and its subsidiaries and affiliates (“FCA” or the “FCA Group”). As of March 31, 2015, Exor S.p.A. held 41.35% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares beneficially owned by Exor S.p.A. and (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of March 31, 2015. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates which CNH Industrial has a significant influence over or jointly controls.

For material related party transactions involving the purchase of goods and services, CNH Industrial generally solicits and evaluates bid proposals prior to entering into any such transactions. The Company’s Audit Committee conducts a review to determine that all significant related party transactions are on what the Audit Committee has determined to be arm’s-length terms.

Transactions with the FCA Group and Exor

In connection with the Demerger, Fiat and Fiat Industrial entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the various service provider subsidiaries of such entities provide services (such as purchasing, tax, accounting and other back office services, security and training) to the various service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-In letter which may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. Companies of the FCA Group provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, research and development, information systems and training under the terms and conditions of the MSA and the applicable Opt-in Letters.

During 2012, CNH Industrial America, LLC pre-merger entered into a lease agreement with Chrysler Group LLC in which the Company leases an aircraft to Chrysler Group LLC with an initial term of two years and annual rent of approximately $1.3 million.

Additionally, CNH Industrial sells engines and light commercial vehicles to, and purchases engine blocks and other components from, the FCA Group companies.

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended March 31,
	2015	2014
	(in millions)
Net sales	$202	$247
Cost of goods sold	$119	$120
Selling, general and administrative expenses	$39	$52

	March 31, 2015	December 31, 2015
	(in millions)
Trade receivables	$24	$27
Trade payables	$159	$139

Exor is a major investment holding company in Europe. Among other things, Exor manages a portfolio that includes investments in FCA and Cushman & Wakefield, Inc. CNH Industrial purchases real estate services from Cushman & Wakefield. The related transaction amounts were insignificant for the three months ended March 31, 2015 and 2014.

Transactions with the unconsolidated subsidiaries and affiliates

CNH Industrial sells commercial vehicles, agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as Iveco Oto Melara Societa consortile ARL, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2015	2014
	(in millions)
Net sales	$198	$208
Cost of goods sold	$95	$124

	March 31, 2015	December 31, 2015
	(in millions)
Trade receivables	$131	$155
Trade payables	$123	$144

At March 31, 2015 and December 31, 2014, CNH Industrial had pledged guarantees on commitments of its joint venture for an amount of $242 million and $277 million, respectively, mainly related to Iveco—Oto Melara Società consortile  ARL.